Leases	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Leases

Note K — Leases

The Company is obligated under certain operating leases for its facilities and office equipment. Certain facility leases contained predetermined fixed escalation of minimum rents at rates ranging from 1.50% to 4.17% per annum and renewal options that could extend certain leases to up to five additional years; the office equipment lease contained a renewal option that could extend the lease to consecutive 60-day terms and a purchase option.

As of June 30, 2021, the future annual minimum lease payments for operating leases are as follows:

Fiscal Year	Total
2021 Remaining	$1,427
2022	3,320
2023	3,553
2024	3,525
2025	2,578
Thereafter	3,385
Total	$17,788

The Company records rent expense on a straight-line basis over the life of the lease. Rent expense under all leases for the Successor 2021 Period, Successor Q2 2020 Period, and Predecessor 2020 Period was $777 thousand, $106 thousand, and $228 thousand, respectively.

Note K – Leases

The Company is obligated under certain operating leases for its facilities and office equipment. Certain facility leases contained predetermined fixed escalation of minimum rents at rates ranging from 1.50% to 3.23% per annum and renewal options that could extend certain leases to up to five additional years; the office equipment lease contained a renewal option that could extend the lease to consecutive 60-day terms and a purchase option. As of December 31, 2020 (Successor), the future annual minimum lease payments for operating leases are as follows:

Fiscal Year	Total
2021	$1,620
2022	1,633
2023	1,647
2024	1,675
2025	1,363
Thereafter	570
Total	$8,508

The Company records rent expense on a straight-line basis over the life of the lease. Rent expense under all leases for the Successor Period 2020, Predecessor 2020 Period, and Predecessor 2019 Period was $1,091 thousand, $228 thousand, and $625 thousand, respectively.